Long-Term Debt - Loans And Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Nov. 18, 2013 $262.1 million Credit Suisse Senior Secured Revolving Credit Facility	Nov. 14, 2013 $262.1 million Credit Suisse Senior Secured Revolving Credit Facility	Jun. 23, 2014 New $340 million Credit Suisse Senior Secured Revolving Credit Facility	Jun. 19, 2014 New $340 million Credit Suisse Senior Secured Revolving Credit Facility	Jun. 30, 2014 New $340 million Credit Suisse Senior Secured Revolving Credit Facility
Debt Instrument
Principal amount				$ 262,125		$ 340,000
Credit facility amount drawn down			214,085		340,000
Debt instrument, description of variable rate basis				LIBOR		LIBOR
Line of credit facility, frequency of payments				The amount available under the Facility would be reduced each quarter for 14 consecutive quarters by $5,000 for the first 13 quarters and by approximately $197,125 for the fourteenth quarter ending on June 30, 2017.		The facility bears interest at LIBOR plus a margin and is payable in 28 consecutive equal quarterly installments of $5.0 million each and a balloon payment of $200.0 million at maturity in March 2021.
Line of revolving credit facility, reduction terms				5,000		5,000
Debt instrument, periodic payment terms, balloon payment				197,125		200,000
Amount repaid			346,100		214,100
Weighted average interest rate	3.10%	2.30%
Total interest incurred on long-term debt	3,372	4,317
Line of credit facility, remaining borrowing capacity							0
Line of credit facility, commitment fee amount	$ 360	$ 0